Transactions with Related Parties - Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Due from related parties
Due from related parties	$ 481	$ 590
Due to related parties
Due to related parties	1,439	4,017
Oceanbulk Maritime and its affiliates [Member]
Due from related parties
Due from related parties	426	327
Interchart [Member]
Due from related parties
Due from related parties	3	11
AOM [Member]
Due from related parties
Due from related parties	(0)	195
Starocean [Member]
Due from related parties
Due from related parties	34	41
Coromel Maritime Limited [Member]
Due from related parties
Due from related parties	1	(0)
Due to related parties
Due to related parties	(0)	873
Product Shipping and Trading S.A. [Member]
Due from related parties
Due from related parties	17	16
Management [Member]
Due to related parties
Due to related parties	252	246
Sydelle [Member]
Due to related parties
Due to related parties	(0)	19
Augustea Vessels [Member]
Due to related parties
Due to related parties	$ 1,187	$ 2,879